Related party transactions (Tables)	6 Months Ended
Jun. 30, 2022
Related party transactions
Summary of other related party transactions

Three months ended March 31,
2021
$'m
Net cash received from Ardagh	206
Tax offset in invested capital	(34)
Other changes in intercompany balances	4
176